Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Noncurrent Assets [abstract]
Summary of Other Non-Current Assets

The components of other non-current assets include the following:

	June 30,	December 31,
(millions of U.S. dollars)	2025	2024
Cash surrender value of life insurance policies	376	370
Deferred commissions	90	98
Net defined benefit plan surpluses	45	40
Other non-current assets(1)	114	117
Total other non-current assets	625	625

(1)
Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $98 million and $89 million as of June 30, 2025 and December 31, 2024, respectively (see note 18).